Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [abstract]
Property and Equipment

	Leasehold
	improvements	Computers	Total
	$	$	$
Cost:
At December 31, 2017	499,323	29,482	528,805
Additions	184,435	40,805	225,240
At December 31, 2018 and
December 31, 2019	683,758	70,287	754,045
Depreciation:
At December 31, 2017	116,020	4,422	120,442
Charge for the year	141,956	36,225	178,181
At December 31, 2018	257,976	40,647	298,623
Charge for the year	141,958	16,300	158,258
At December 31, 2019	399,934	56,947	456,881
Net book value:
At December 31, 2018	425,782	29,640	455,422
At December 31, 2019	283,824	13,340	297,164